Label	Element	Value
Class P Prospectus | PACE® Alternative Strategies Investments | Class P
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000930007_SupplementTextBlock

PACE® Select Advisors Trust

PACE® Large Co Value Equity Investments

PACE® Alternative Strategies Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated March 31, 2014, as supplemented

II. PACE Alternative Strategies Investments

Effective on or around July 15, 2014, the Prospectuses and SAI are hereby revised as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® Alternative Strategies Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Principal strategies—Principal investments" on page 66 of the Multi-Class Prospectus and beginning on page 64 of the Class P Prospectus is revised by replacing the second sentence of the third paragraph of that section in its entirety with the following:

The derivatives in which the fund may invest include options (on indices), futures (on indices), and currency forward agreements and swap agreements (specifically, interest rate swaps and swaps on futures or indices).

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Principal risks" beginning on page 67 of the Multi-Class Prospectus and page 66 of the Class P Prospectus is revised by inserting the following paragraph at the end of the section:

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association ("Fannie Mae") or Federal Home Loan Mortgage Corporation ("Freddie Mac"), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 70 of the Multi-Class Prospectus and beginning on page 68 of the Class P Prospectus is revised by inserting the following before the final sentence of the first paragraph:

AQR assumed day-to-day management of a separate portion of the fund's assets on July 15, 2014.